Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant and Equipment [Line Items]
Total assets in service	$ 32,167	$ 31,029	$ 28,948
Less accumulated depreciation	8,975	8,659	8,336
Net of accumulated depreciation	23,192	22,370	20,612
Construction work in progress	1,213	557	593
Held for future use	26	27	20
Property, plant and equipment – net	24,431	22,954	21,225
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 16,843	$ 15,994	14,937
Composite depreciation rate	2.50%	2.50%
Avg. life	39 years 6 months	39 years 6 months
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 13,372	$ 13,075	12,156
Composite depreciation rate	2.90%	2.90%
Avg. life	34 years 6 months	34 years 7 months 6 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 1,952	$ 1,960	$ 1,855
Composite depreciation rate	5.90%	5.50%
Avg. life	16 years 10 months 24 days	18 years 2 months 12 days